Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Other Liabilities
Interest rate swaps	$ 23,327	$ 29,147
Obligations associated with acquired unfavorable contracts	656	284
Deferred revenue, Current	2,313	1,731
Asset Retirement Obligation, Current	3,042	3,097
Other, Current	3,394	678
Total, Current	32,732	34,937
Interest rate swaps	21,872	25,847
Obligations associated with acquired unfavorable contracts	882	2,271
Deferred revenue, Noncurrent	1,217	935
Other, Noncurrent	6,686	8,663
Total, Noncurrent	$ 30,657	$ 37,716